LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Senior Unsecured, Secured Notes and NALP Notes (Details) - USD ($) $ in Millions				9 Months Ended		12 Months Ended
	Feb. 06, 2019	Jun. 25, 2018	Jun. 24, 2016	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	May 24, 2019	Feb. 05, 2019	Aug. 09, 2016	May 31, 2016	Feb. 09, 2015	Oct. 23, 2014
Debt Instrument [Line Items]
ABL Facility, senior secured and unsecured notes, term loans and debentures						$ 698.3	$ 701.5	$ 764.3
Make-whole premium in debt extinguishment						3.1	0.0	87.7
Gain (loss) on debt extinguishment				$ (65.8)	$ (9.5)	(8.7)	4.7	$ (111.7)
Book value of debt				$ 8,749.2		$ 10,586.4
Float Rate Notes
Debt Instrument [Line Items]
Face amount of debt instrument		$ 750.0
Percentage of issuance price		99.50%
Notes payable | Safeway Inc. 7.25% Debentures due 2031
Debt Instrument [Line Items]
Stated interest rate						7.25%
Book value of debt						$ 278.3	576.6
Notes payable | Safeway Notes Repurchase
Debt Instrument [Line Items]
Repurchase amount of debt						333.7
ABL Facility, senior secured and unsecured notes, term loans and debentures						7.7
Gain (loss) on debt extinguishment						(11.3)
Par value of note repurchased						333.7
Book value of debt						322.4
Notes payable | NALP Notes Repurchase 2018
Debt Instrument [Line Items]
Repurchase amount of debt						90.7
ABL Facility, senior secured and unsecured notes, term loans and debentures						1.2
Gain (loss) on debt extinguishment						5.7
Par value of note repurchased						108.4
Book value of debt						$ 96.4
Notes payable | NALP Notes Repurchase 2017
Debt Instrument [Line Items]
Repurchase amount of debt							135.5
ABL Facility, senior secured and unsecured notes, term loans and debentures							3.7
Gain (loss) on debt extinguishment							4.7
Par value of note repurchased							160.0
Book value of debt							140.2
Senior notes | Senior Unsecured Notes, Maturity 2024
Debt Instrument [Line Items]
Face amount of debt instrument												$ 1,250.0
Stated interest rate												6.625%
Senior notes | Senior Unsecured Notes, Maturity 2025
Debt Instrument [Line Items]
Face amount of debt instrument											$ 1,250.0
Stated interest rate											5.75%
Senior notes | Senior Unsecured Notes, Maturity 2026
Debt Instrument [Line Items]
Face amount of debt instrument										$ 600.0
Stated interest rate										7.50%
Repurchase amount of debt	$ 268.6
ABL Facility, senior secured and unsecured notes, term loans and debentures	6.4
Make-whole premium in debt extinguishment	3.1
Gain (loss) on debt extinguishment	$ (3.1)
Senior notes | Senior Secured Notes, Maturity 2022
Debt Instrument [Line Items]
Face amount of debt instrument														$ 1,145.0
Stated interest rate														7.75%
Repurchase amount of debt			$ 609.6										$ 535.4
Make-whole premium in debt extinguishment			87.7
Gain (loss) on debt extinguishment			111.7
Write off of deferred financing costs on previous loans			$ 24.0
Senior notes | Safeway Inc. 5.00% Senior Notes due 2019
Debt Instrument [Line Items]
Stated interest rate						5.00%			5.00%
Book value of debt						$ 0.0	269.5
Senior notes | Safeway Inc. 7.45% Senior Debentures due 2027
Debt Instrument [Line Items]
Stated interest rate						7.45%
Book value of debt						$ 129.2	$ 152.5